Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, current	$ 247,898	$ 138,343	$ 261,552
State, current	30,790	223	20,337
Foreign, current	19,235	10,464	3,199
Total current	297,923	149,030	285,088
Federal, deferred	94,991	36,157	(23,052)
State, deferred	3,958	(39)	(10,440)
Foreign, deferred	(8,085)	20,446	8,218
Total deferred	90,864	56,564	(25,274)
Total provision for income taxes	$ 388,787	$ 205,594	$ 259,814